Leases - Schedule of Estimated Useful Life of Right of Use Assets (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sites | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year
Sites | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	30 years
International Leased Circuits | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	2 years	1 year
International Leased Circuits | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	20 years	11 years
Poles | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year	2 years
Poles | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	12 years	12 years
Domestic Leased Circuits | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year
Domestic Leased Circuits | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	10 years
Office buildings [Member] | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year
Office buildings [Member] | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	25 years
Co Located Sites | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	3 years	3 years
Co Located Sites | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	11 years	7 years